Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs
Wages and salaries	€ 29	€ 30	€ 28
Post-employment benefits	3	2	2
Other long-term benefits	15	12	12
Indemnities upon termination of employment		21	12
Key management personnel compensation	€ 47	€ 65	€ 54